CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands		Common stock shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit Unrestricted CNY (¥)	Accumulated Deficit Unrestricted USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Non-Controlling Interests CNY (¥)	Non-Controlling Interests USD ($)	CNY (¥) shares	USD ($) shares
Beginning balance at Sep. 30, 2022				¥ 551,933,000		¥ (656,898,000)		¥ (22,774,000)		¥ (6,133,000)		¥ (38,770,000)		¥ (172,642,000)
Beginning balance (in shares) at Sep. 30, 2022 | shares	[1]	5,990,604
Net income (loss) for the year						55,332,000						7,337,000		62,669,000
Capital contribution												10,475,000		10,475,000	$ 1,460
Exercise of share option				599,000										599,000
Exercise of share option (in shares) | shares	[1]	10,503
Share-based compensation expense				1,163,000										1,163,000
Business disposal												(2,704,000)		(2,704,000)
Dividend												(200,000)		(200,000)
Issuance of common shares				19,594,000										19,594,000
Issuance of common shares (in shares) | shares	[1]	320,000
Translation adjustments								(214,000)						(214,000)
Ending balance at Sep. 30, 2023				573,289,000		(601,566,000)		(22,988,000)		(6,133,000)		(23,862,000)		(81,260,000)
Ending balance (in shares) at Sep. 30, 2023 | shares	[1]	6,321,107
Net income (loss) for the year						20,712,000						(2,034,000)		18,678,000
Capital contribution												10,000		10,000	1,427
Share-based compensation expense				297,000										297,000
Dividend												(1,422,000)		(1,422,000)
Issuance of common shares				4,926,000										4,926,000
Issuance of common shares (in shares) | shares	[1]	240,000
Translation adjustments								172,000						172,000
Ending balance at Sep. 30, 2024				578,512,000		(580,854,000)		(22,816,000)		(6,133,000)		(27,308,000)		(58,599,000)
Ending balance (in shares) at Sep. 30, 2024 | shares	[1]	6,561,107
Net income (loss) for the year						(53,328,000)						(4,636,000)		(57,964,000)	$ (8,158)
Capital contribution												180,000		180,000
Sale of treasury stock				(1,507,000)						1,672,000				¥ 165,000
Sale of treasury stock (in shares) | shares		5,537	[1]											5,537	5,537
Share-based compensation expense				23,105,000										¥ 23,105,000
Share-based compensation expense (in shares) | shares	[1]	1,498,405
Business disposal												(4,629,000)		(4,629,000)
Dividend												(1,087,000)		(1,087,000)
Issuance of common shares				38,255,000										38,255,000
Issuance of common shares (in shares) | shares	[1]	3,859,300
Acquisition of non-controlling interests				(39,000)								(700,000)		(739,000)
Translation adjustments								(203,000)						(203,000)	$ (29)
Ending balance at Sep. 30, 2025				¥ 638,326,000	$ 89,835	¥ (634,182,000)	$ (89,252)	¥ (23,019,000)	$ (3,240)	¥ (4,461,000)	$ (628)	¥ (38,180,000)	$ (5,373)	¥ (61,516,000)	$ (8,658)
Ending balance (in shares) at Sep. 30, 2025 | shares	[1]	11,924,349

[1]	Retrospectively restated for effect of reverse stock split